UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio      as of January 31, 2010  (Unaudited)

DWS Emerging Markets Equity Fund

	Shares	Value ($)
Common Stocks 91.3%
Australia 0.4%
Sundance Resources Ltd.* (a) (Cost $999,853)	7,000,000	844,602
Brazil 16.5%
All America Latina Logistica (Units)	481,949	3,860,705
Cielo SA	126,200	1,004,244
Lojas Renner SA	175,702	3,353,718
Lupatech SA*	137,711	2,125,936
Marfrig Alimentos SA	192,100	2,292,971
Natura Cosmeticos SA	252,547	4,547,186
OGX Petroleo e Gas Participacoes SA	300,000	2,673,740
Petroleo Brasileiro SA (ADR) (b)	174,470	7,078,248
Rossi Residencial SA	250,000	1,737,400
Vale SA (ADR) (b)	162,700	4,196,033
Vale SA (ADR) (Preferred) (b)	256,620	5,794,480

(Cost $31,910,409)		38,664,661
Canada 4.4%
SouthGobi Energy Resources Ltd.* (c) (Cost $7,327,268)	695,900	10,315,656
China 10.9%
BaWang International Group Holding Ltd.* (b)	4,482,000	2,588,410
China Life Insurance Co., Ltd. (ADR) (b)	86,000	5,679,440
China Minsheng Banking Corp., Ltd. "H"*	811,000	808,498
China Shenhua Energy Co., Ltd. "H"	847,300	3,568,549
China Southern Airlines Co., Ltd. "H"* (b)	5,900,000	1,938,957
Industrial & Commercial Bank of China Ltd. "H"	2,956,486	2,149,154
PetroChina Co., Ltd. "H"	1,880,000	2,101,821
Uni-President China Holdings Ltd. (b)	4,305,000	2,613,866
Xinao Gas Holdings Ltd.	850,000	2,007,956
Yanzhou Coal Mining Co., Ltd. "H"	1,000,000	1,947,288

(Cost $23,967,861)		25,403,939
Hong Kong 14.8%
Alibaba.com Ltd. (b)	1,125,700	2,530,545
Belle International Holdings Ltd.	1,800,000	2,031,732
China High Speed Transmission Equipment Group Co., Ltd. (d)	654,000	1,296,403
China Mengniu Dairy Co., Ltd.* (d)	1,392,766	4,267,783
China Mobile Ltd. (ADR) (b)	171,184	8,037,089
China Resources Cement Holding Ltd.*	5,700,000	2,407,794
CNOOC Ltd.	2,256,312	3,184,218
GOME Electrical Appliances Holdings Ltd.* (d)	7,000,000	2,447,424
Hengan International Group Co., Ltd. (d)	240,000	1,606,367
Lee & Man Paper Manufacturing Ltd.	2,500,000	1,434,464
SJM Holdings Ltd. (e)	4,200,000	2,064,731
Vitasoy International Holdings Ltd.	4,800,000	3,260,875

(Cost $33,112,673)		34,569,425
India 9.9%
Bharat Heavy Electricals Ltd.	66,200	3,423,685
Bharti Airtel Ltd.	215,000	1,424,666
Housing Development Finance Corp., Ltd.	71,350	3,678,449
ICICI Bank Ltd.	156,300	2,786,906
Infosys Technologies Ltd.	56,900	3,051,064
Larsen & Toubro Ltd.	84,245	2,584,327
Mahindra & Mahindra Ltd.	170,000	3,750,137
Sterlite Industries (India) Ltd. (ADR) (b)	150,000	2,392,500

(Cost $17,423,241)		23,091,734
Indonesia 2.5%
PT Bank Tabungan Negara Tbk*	18,889,000	2,141,427
PT Telekomunikasi Indonesia	3,785,500	3,758,032

(Cost $4,759,738)		5,899,459
Korea 6.9%
LG Display Co., Ltd.	110,000	3,578,037
LG Electronics, Inc.	24,000	2,247,592
POSCO	5,900	2,685,229
Samsung Electronics Co., Ltd.	11,231	7,568,259

(Cost $15,454,537)		16,079,117
Mexico 2.6%
America Movil SAB de CV "L" (ADR)	63,000	2,749,950
Grupo Financiero Banorte SAB de CV "O"	450,000	1,476,606
Wal-Mart de Mexico SAB de CV "V"	395,738	1,754,499

(Cost $6,215,589)		5,981,055
Russia 9.7%
Gazprom (ADR)	417,755	10,190,118
LUKOIL (ADR)	51,398	2,796,982
Mining & Metallurgical Co. Norilsk Nickel (ADR)* (b)	189,702	2,949,866
Mobile TeleSystems (ADR)	19,683	940,454
OAO TMK (GDR) REG S*	162,550	3,066,318
Sberbank	970,505	2,791,828

(Cost $23,018,356)		22,735,566
Taiwan 10.3%
Asustek Computer, Inc.	736,000	1,417,483
Hon Hai Precision Industry Co., Ltd.	2,032,395	8,525,575
MediaTek, Inc.	295,370	4,783,697
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (b)	567,151	5,762,254
Wistron Corp.	1,877,775	3,524,082

(Cost $20,182,838)		24,013,091
Turkey 0.8%
TAV Havalimanlari Holding AS* (Cost $1,258,032)	460,000	1,877,972
United Kingdom 1.6%
Tullow Oil PLC (f)	140,000	2,562,847
Wellstream Holdings PLC (g)	150,000	1,179,183

(Cost $3,796,616)		3,742,030

Total Common Stocks (Cost $189,427,011)		213,218,307
Preferred Stock 1.2%
Brazil
Banco Bradesco SA (Cost $1,500,723)	172,370	2,864,908
Securities Lending Collateral 19.6%
Daily Assets Fund Institutional, 0.17% (h) (i) (Cost $45,656,297)	45,656,297	45,656,297
Cash Equivalents 0.9%
Central Cash Management Fund, 0.17% (h) (Cost $2,113,439)	2,113,439	2,113,439

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $238,697,470) †	113.0	263,852,951
Other Assets and Liabilities, Net	(13.0)	(30,333,975)

Net Assets	100.0	233,518,976

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $239,964,357.  At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $23,888,594.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $38,281,416 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,392,822.

(a)	Security is listed in country of domicile. Significant business activities of company are in Cameroon.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2010 amounted to $43,443,364 which is 18.6% of net assets.
(c)	Security is listed in country of domicile. Significant business activities of company are in Mongolia and Indonesia.
(d)	Security is listed in country of domicile. Significant business activities of company are in China.
(e)	Security is listed in country of domicile. Significant business activities of company are in Macau.
(f)	Security is listed in country of domicile. Significant business activities of company are in Africa and South Asia.
(g)	Security is listed in country of domicile. Significant business activities of company are in Brazil.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2010, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

KOSPI 200 Index	KRW	3/11/2010	60	5,407,360	(65,217)

Currency Abbreviations
KRW	South Korean Won

At January 31, 2010 the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Preferred Stock
Energy	50,664,968	23.5%
Information Technology	41,745,240	19.3%
Financials	24,377,216	11.3%
Consumer Staples	22,931,957	10.6%
Materials	22,704,968	10.5%
Consumer Discretionary	17,632,734	8.2%
Industrials	17,107,985	7.9%
Telecommunication Services	16,910,191	7.8%
Utilities	2,007,956	0.9%
Total	216,083,215	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common and Preferred Stocks
Australia	$—	$844,602	$—	$844,602
Brazil	41,529,569	—	—	41,529,569
Canada	10,315,656	—	—	10,315,656
China	5,679,440	19,724,499	—	25,403,939
Hong Kong	8,037,089	26,532,336	—	34,569,425
India	2,392,500	20,699,234	—	23,091,734
Indonesia	—	5,899,459	—	5,899,459
Korea	—	16,079,117	—	16,079,117
Mexico	5,981,055	—	—	5,981,055
Russia	6,956,638	15,778,928	—	22,735,566
Taiwan	5,762,254	18,250,837	—	24,013,091
Turkey	—	1,877,972	—	1,877,972
United Kingdom	—	3,742,030	—	3,742,030
Short-Term Investments(i)	47,769,736	—	—	47,769,736
Total	$134,423,937	$129,429,014	$—	$263,852,951

Liabilities
Derivatives (j)	(65,217)	—	—	(65,217)
Total	$(65,217)	$—	$—	$(65,217)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (65,217)

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010